Asset Retirement Obligation	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
ASSET RETIREMENT OBLIGATION
The following table describes changes to the Company’s asset retirement obligation (ARO) liability for the years ended December 31, 2015 and 2014:

	2015	2014
	(In millions)
Asset retirement obligation at beginning of year	$2,952	$3,222
Liabilities incurred	68	171
Liabilities divested	(490)	(471)
Liabilities settled	(90)	(146)
Accretion expense	158	181
Revisions in estimated liabilities	—	128
Liabilities held for sale (1)	—	(133)
Asset retirement obligation at end of year	2,598	2,952
Less current portion	(36)	(37)
Asset retirement obligation, long-term	$2,562	$2,915

(1) As of December 31, 2014, the Company classified $133 million of ARO related to liabilities held for sale on the consolidated balance sheet. The sale was completed in the second quarter of 2015.
The ARO liability reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with Apache’s oil and gas properties. The Company utilizes current retirement costs to estimate the expected cash outflows for retirement obligations. The Company estimates the ultimate productive life of the properties, a risk-adjusted discount rate, and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing ARO liability, a corresponding adjustment is made to the oil and gas property balance.
Accretion expense for 2015 and 2014 includes discontinued operations of $13 million and $27 million, respectively, which are included in “Net income (loss) from discontinued operations, net of tax” in the statement of consolidated operations.

During 2015 and 2014, the Company recorded $68 million and $171 million, respectively, in abandonment liabilities resulting from Apache’s active exploration and development capital program. Liabilities settled primarily relate to individual properties, platforms, and facilities plugged and abandoned during the period.